MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Diversified Value Fund
MM S&P 500® Index Fund
MassMutual Equity Opportunities Fund
MassMutual Blue Chip Growth Fund
MassMutual Small Company Value Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
Supplement dated July 29, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information supplements the information beginning on page B-56 under the heading Principal Officers in the section titled Management of the Trust:

Brian Pelkola	Vice President of the Trust
1295 State Street
Springfield, MA 01111-0001
Year of birth: 1984
Officer of the Trust since 2025
Officer of 84 portfolios in fund complex

Director of Product Management (since 2025), Senior Product Manager (2022-2025), MML Advisers; Director of Product Management (since 2025), Senior Product Manager (2022-2025), MassMutual; Senior Fund Administration Supervisor (2020-2022) Massachusetts Financial Services Company; Vice President (since 2025), MassMutual Select Funds (open-end investment company); Vice President (since 2025), MassMutual Premier Funds (open-end investment company); Vice President (since 2025), MassMutual Advantage Funds (open-end investment company); Vice President (since 2025), MML Series Investment Fund (open-end investment company); Vice President (since 2025), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMSAI-25-08

MASSMUTUAL FUNDS
MassMutual 20/80 Allocation Fund
MassMutual 40/60 Allocation Fund
MassMutual 60/40 Allocation Fund
MassMutual 80/20 Allocation Fund
Supplement dated July 29, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information supplements the information beginning on page B-54 under the heading Principal Officers in the section titled Management of the Trust:

Brian Pelkola	Vice President of the Trust
1295 State Street
Springfield, MA 01111-0001
Year of birth: 1984
Officer of the Trust since 2025
Officer of 84 portfolios in fund complex

Director of Product Management (since 2025), Senior Product Manager (2022-2025), MML Advisers; Director of Product Management (since 2025), Senior Product Manager (2022-2025), MassMutual; Senior Fund Administration Supervisor (2020-2022) Massachusetts Financial Services Company; Vice President (since 2025), MassMutual Select Funds (open-end investment company); Vice President (since 2025), MassMutual Premier Funds (open-end investment company); Vice President (since 2025), MassMutual Advantage Funds (open-end investment company); Vice President (since 2025), MML Series Investment Fund (open-end investment company); Vice President (since 2025), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TGTALLSAI-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
Supplement dated July 29, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information supplements the information beginning on page B-53 under the heading Principal Officers in the section titled Management of the Trust:

Brian Pelkola	Vice President of the Trust
1295 State Street
Springfield, MA 01111-0001
Year of birth: 1984
Officer of the Trust since 2025
Officer of 84 portfolios in fund complex

Director of Product Management (since 2025), Senior Product Manager (2022-2025), MML Advisers; Director of Product Management (since 2025), Senior Product Manager (2022-2025), MassMutual; Senior Fund Administration Supervisor (2020-2022) Massachusetts Financial Services Company; Vice President (since 2025), MassMutual Select Funds (open-end investment company); Vice President (since 2025), MassMutual Premier Funds (open-end investment company); Vice President (since 2025), MassMutual Advantage Funds (open-end investment company); Vice President (since 2025), MML Series Investment Fund (open-end investment company); Vice President (since 2025), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRTDSAI-25-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Supplement dated July 29, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information supplements the information beginning on page B-55 under the heading Principal Officers in the section titled Management of the Trust:

Brian Pelkola	Vice President of the Trust
1295 State Street
Springfield, MA 01111-0001
Year of birth: 1984
Officer of the Trust since 2025
Officer of 84 portfolios in fund complex

Director of Product Management (since 2025), Senior Product Manager (2022-2025), MML Advisers; Director of Product Management (since 2025), Senior Product Manager (2022-2025), MassMutual; Senior Fund Administration Supervisor (2020-2022) Massachusetts Financial Services Company; Vice President (since 2025), MassMutual Select Funds (open-end investment company); Vice President (since 2025), MassMutual Premier Funds (open-end investment company); Vice President (since 2025), MassMutual Advantage Funds (open-end investment company); Vice President (since 2025), MML Series Investment Fund (open-end investment company); Vice President (since 2025), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
UNDSAI-25-04